WARRANT LIBILITY (Summary of the Warrants Activity) (Details) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Warrant [Member]
Number
Outstanding at the beginning of the period (in shares)	10,500,000
Granted (in shares)
Forfeited (in shares)
Exercised (in shares)
Outstanding at the end of the period (in shares)	10,500,000	10,500,000
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 3.02
Granted (in dollars per share)
Forfeited (in dollars per share)
Exercised (in dollars per share)
Outstanding at the end of the period (in dollars per share)	$ 3.02	$ 3.02
Weighted Average Remaining Contractual Life
Outstanding at the end of the period	2 years 8 months 12 days	3 years 8 months 12 days